Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue from Contracts with Customers
21.	Revenue from Contracts with Customers
The Group has recognized the following amounts relating to revenue in the Consolidated Statement of Profit or Loss for the year ended December 31, 2018 and 2019:

		(In millions of yen)

	2018	2019
Revenue from contracts with customers
Revenue (1)	207,182	227,485
Other operating income: Virtual credits breakage income	387	453

	207,569	227,938

Other revenue from other sources
Other operating income (2)	27,712	2,758

(1)	Refer to Note 5 Segment Information for further details of revenue by segment.
(2)	Refer to Note 20 Supplemental Cash Flow Information for details of other operating income for the year ended December 31, 2018.
Trade and other receivables, contract assets and contract liabilities

		(In millions of yen)

	December 31, 2018	December 31, 2019
Trade and other receivables	37,644	42,680
Contract assets (1)	339	241

Contract liabilities
Unsatisfied performance obligations (2)	12,927	13,172
Virtual credits (3)	11,710	12,580

Total contract liabilities	24,637	25,752

(1)
Contract assets mainly consist of transactions related to the advertising contracts in which the revenues from these transactions are recognized over time by measuring the progress towards completion of satisfaction of the performance obligation.

(2)
Unsatisfied performance obligations will be fulfilled mainly within a year. Therefore, the transaction price allocated to unsatisfied contract is not disclosed, based on the practical expedient as permitted under IFRS 15.

(3)	The timing of transfer of goods or services related to virtual credits is determined at the customer’s discretion.
Revenue recognized during the year ended December 31, 2018 and 2019 that was included in the contract liability balance as of January 1, 2018 and 2019 are as follow:

		(In millions of yen)

	2018	2019
Unsatisfied performance obligations	11,182	10, 400
Virtual credits	9,349	10, 850

The Group recorded 2,636 million yen and 2,038 million yen of contract costs as of December 31, 2018 and 2019, respectively, in the Consolidated Statements of Financial Position and 2,172 million yen and 2,288 million yen of amortization expenses of such assets for the years ended December 31, 2018 and 2019, respectively.